Note 9 - Term Loans and Line of Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
	December 31, 2025
	Gross Amount	Debt Issuance Costs	Net Amount
2022 Term Loan Agreement	$29,025	$(379)	$28,646
Less current portion	674	(60)	614
Long-term debt	$28,351	$(319)	$28,032
	December 31, 2024
	Gross Amount	Debt Issuance Costs	Net Amount
2022 Term Loan Agreement	$29,660	$(439)	$29,221
Less current portion	635	(60)	575
Long-term debt	$29,025	$(379)	$28,646

Schedule of Maturities of Long-Term Debt [Table Text Block]
2026	$674
2027	3,915
2028	759
2029	806
2030	856
Thereafter	25,215
Total	$32,225